Unaudited Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement [Abstract]
Revenue	$ 408,532	$ 476,932	$ 2,085,314	$ 2,079,609
Costs and expenses:
Cost of revenues	243,746	254,648	1,223,209	1,329,200
Research and development	974,535	400,430	1,960,425	982,227
Goodwill impairment				327,326
Selling, general and administrative	1,079,728	839,732	3,773,606	3,916,041
Total Costs and Expenses	2,298,009	1,494,810	6,957,240	6,554,794
Loss from operations	(1,889,477)	(1,017,878)	(4,871,926)	(4,475,185)
Other income (expense):
Interest income	18	5,815	16,850
Loss on extinguishment of debt			(554,423)
Interest expense	(8,618)	(3,166)	(75,815)	(8,289)
Total other income (expense)	(8,600)	2,649	(613,388)	(8,289)
Loss before provision for income taxes	(1,898,077)	(1,015,229)	(5,485,314)	(4,483,474)
Provision for income taxes
Net loss	$ (1,898,077)	$ (1,015,229)	$ (5,485,314)	$ (4,483,474)
Net loss per share of common stock-basic (in Dollars per share)	$ (0.21)	$ (0.13)	$ (0.69)	$ (0.53)
Weighted average shares of common stock outstanding
Weighted average shares of common stock outstanding - basic (in Shares)	9,159,869	7,833,150	7,954,105	8,459,547